Summary of Significant Accounting Policies (Details) ¥ in Millions				12 Months Ended
	Dec. 01, 2022 CNY (¥)	Apr. 01, 2019	Mar. 03, 2011	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2023 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues and assets percentage				16.50%
Collected amount (in Dollars)							$ 9,600,000
Prepayments and other current assets (in Dollars)				$ 16,428,779	$ 1,394,539
Allowance for doubtful accounts (in Dollars)
Defered IPO costs (in Dollars)					1,277,152
Equity interest percentage			12.00%
Other investments (in Yuan Renminbi)				1,122,038	1,251,393
Investment gain (in Dollars)				290
Current vat rate percentage		13.00%
Advertising expenses (in Dollars)				95,432	21,498	$ 53,770
Research and development expense (in Dollars)				$ 2,962,904	$ 2,725,014	$ 2,492,059
Tax benefit percentage				50.00%
One operating segment				the Company has determined that it has only one operating segment
Total revenues and assets percentage				99.50%	99.50%	99.50%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payment terms				180 days
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payment terms				90 days
Certain Risks and Concentration [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues and assets percentage				11.93%	10.00%	10.00%
Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers				2	2
Revenue [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue rate				27.63%	21.91%
Revenue [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue rate				10.97%	11.26%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers				2	3
Total revenue rate					25.88%
Accounts Receivable [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue rate				27.73%	11.41%
Accounts Receivable [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue rate				13.14%	10.25%
Jiangsu Huadong Medical Device Industrial Co. Ltd. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Other investments (in Yuan Renminbi) | ¥	¥ 40
Zhongxiangxin [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest rate	25.00%